Annual Total Returns- JPMorgan Equity Income Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Equity Income Fund - Class R5	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.76%	13.65%	31.85%	13.97%	(2.05%)	15.06%	17.73%	(4.33%)	26.52%	3.77%